SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total revenues	$ 9,717	$ 687	$ 19,498	$ 6,248
Revenues From Toll Milling Services [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total revenues				496
Concentrate Revenues From Contracts With Customers: Silver [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total revenues	6,083	401	12,682	3,350
Concentrate Revenues From Contracts With Customers: Lead [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total revenues	1,429	137	2,737	1,100
Concentrate Revenues From Contracts With Customers: Zinc [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total revenues	$ 2,205	$ 149	$ 4,079	$ 1,302